23. Air traffic liability (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Ticket	Dec. 31, 2018 BRL (R$) Ticket
Advances from ticket sales [absract]
Advances from ticket sales	R$ 1,966,148	R$ 1,673,987
Unused tickets sales | Ticket	6,239,179	5,804,941
Average period	59 days	57 days
Net of breakage	R$ 415,688	R$ 359,123